Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

July 31, 2021

GCS-QTLY-0921
1.879385.112

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Chemicals - 13.7%
Fertilizers & Agricultural Chemicals - 13.1%
CF Industries Holdings, Inc.	236,460	$11,172,735
Corteva, Inc.	471,100	20,153,658
FMC Corp.	167,800	17,946,210
Icl Group Ltd.	429,200	3,126,886
Nutrien Ltd.	673,283	40,032,168
The Mosaic Co.	267,261	8,346,561
		100,778,218
Specialty Chemicals - 0.6%
Albemarle Corp. U.S.	22,300	4,594,692

TOTAL CHEMICALS		105,372,910

Construction Materials - 1.1%
Construction Materials - 1.1%
Summit Materials, Inc. (a)	241,100	8,100,960
Food Products - 6.5%
Agricultural Products - 6.5%
Archer Daniels Midland Co.	517,900	30,928,988
Bunge Ltd.	119,600	9,284,548
Darling Ingredients, Inc. (a)	98,400	6,796,488
Wilmar International Ltd.	891,000	2,860,511
		49,870,535
Metals & Mining - 42.1%
Aluminum - 0.2%
Kaiser Aluminum Corp.	14,300	1,740,024
Copper - 8.8%
Antofagasta PLC	153,300	3,184,585
ERO Copper Corp. (a)	309,800	6,235,234
First Quantum Minerals Ltd.	991,124	21,227,023
Freeport-McMoRan, Inc.	354,400	13,502,640
Lundin Mining Corp.	2,536,700	23,118,210
		67,267,692
Diversified Metals & Mining - 16.2%
Anglo American PLC (United Kingdom)	338,740	15,010,916
BHP Group Ltd.	680,314	26,721,932
BHP Group PLC	548,194	17,748,518
Grupo Mexico SA de CV Series B	500,620	2,293,830
IGO Ltd.	692,936	4,734,238
Ivanhoe Mines Ltd. (a)	872,200	6,473,687
MMC Norilsk Nickel PJSC	21,840	7,548,681
Nickel Mines Ltd.	4,687,753	3,784,118
Rio Tinto PLC	445,140	37,810,347
Teck Resources Ltd. Class B (sub. vtg.)	89,500	2,043,091
		124,169,358
Gold - 6.5%
Agnico Eagle Mines Ltd. (Canada)	53,800	3,480,441
AngloGold Ashanti Ltd.	46,800	937,112
Barrick Gold Corp. (Canada)	460,247	10,019,484
Franco-Nevada Corp.	59,171	9,464,230
Kirkland Lake Gold Ltd.	36,800	1,573,645
Newcrest Mining Ltd.	142,874	2,777,426
Newmont Corp.	226,800	14,247,576
Wheaton Precious Metals Corp.	159,000	7,344,638
		49,844,552
Precious Metals & Minerals - 0.8%
Anglo American Platinum Ltd.	12,000	1,570,449
Impala Platinum Holdings Ltd.	272,200	4,906,796
		6,477,245
Steel - 9.6%
ArcelorMittal SA (Netherlands)	247,400	8,620,924
Cleveland-Cliffs, Inc. (a)	79,200	1,980,000
Commercial Metals Co.	263,400	8,639,520
Fortescue Metals Group Ltd.	658,009	12,028,538
JFE Holdings, Inc.	89,300	1,085,866
Nucor Corp.	51,992	5,408,208
POSCO	13,534	4,295,209
Steel Dynamics, Inc.	172,800	11,136,960
Vale SA	965,800	20,168,081
		73,363,306

TOTAL METALS & MINING		322,862,177

Oil, Gas & Consumable Fuels - 26.7%
Integrated Oil& Gas - 21.7%
BP PLC	3,520,685	14,132,112
Chevron Corp.	346,900	35,317,889
Equinor ASA	142,000	2,771,610
Exxon Mobil Corp.	732,900	42,193,053
Lukoil PJSC sponsored ADR	101,000	8,655,700
Occidental Petroleum Corp.	159,700	4,168,170
Occidental Petroleum Corp. warrants 8/3/27 (a)	6,687	71,752
Petroleo Brasileiro SA - Petrobras (ON)	1,862,000	9,831,517
Royal Dutch Shell PLC Class B (United Kingdom)	892,911	17,643,181
Total SA	736,514	32,116,970
		166,901,954
Oil & Gas Exploration & Production - 4.8%
ConocoPhillips Co.	169,900	9,524,594
Diamondback Energy, Inc.	28,600	2,205,918
EQT Corp. (a)	126,900	2,333,691
Hess Corp.	85,500	6,535,620
Magnolia Oil & Gas Corp. Class A	283,600	3,970,400
Pioneer Natural Resources Co.	43,810	6,368,660
Range Resources Corp. (a)	382,800	5,830,044
		36,768,927
Oil & Gas Refining & Marketing - 0.2%
Renewable Energy Group, Inc. (a)	25,400	1,555,750

TOTAL OIL, GAS & CONSUMABLE FUELS		205,226,631

Paper & Forest Products - 8.1%
Forest Products - 1.9%
Louisiana-Pacific Corp.	49,300	2,733,192
Svenska Cellulosa AB SCA (B Shares)	248,500	4,618,744
West Fraser Timber Co. Ltd.	102,200	7,330,777
		14,682,713
Paper Products - 6.2%
Mondi PLC	465,239	12,907,777
Nine Dragons Paper (Holdings) Ltd.	1,545,000	1,946,372
Oji Holdings Corp.	218,600	1,260,336
Stora Enso Oyj (R Shares)	753,700	14,917,669
Suzano Papel e Celulose SA (a)	785,445	8,154,181
UPM-Kymmene Corp.	195,300	7,978,874
		47,165,209

TOTAL PAPER & FOREST PRODUCTS		61,847,922

TOTAL COMMON STOCKS
(Cost $605,820,519)		753,281,135

Nonconvertible Preferred Stocks - 0.8%
Chemicals - 0.8%
Fertilizers & Agricultural Chemicals - 0.8%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)
(Cost $6,506,913)	123,970	5,921,731

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (b)
(Cost $8,911,695)	8,909,913	8,911,695
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $621,239,127)		768,114,561
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(802,958)
NET ASSETS - 100%		$767,311,603

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,338
Fidelity Securities Lending Cash Central Fund	9,511
Total	$14,849

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$708,106	$345,528,220	$337,322,034	$(2,597)	$--	$8,911,695	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	94,328,383	94,328,383	--	--	--	0.0%
Total	$708,106	$439,856,603	$431,650,417	$(2,597)	$--	$8,911,695

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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